Fair Values of Financial Instruments (Schedule of Financial Assets and Liabilities at Fair Value) (Details) - USD ($)	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Assets:
Cash	$ 136,431,785	$ 43,716,205	$ 2,832,567
Liabilities:
Notes payable			18,938,705
Fair Value, Inputs, Level 1 [Member]
Assets:
Cash	136,431,785	43,716,205	2,832,567
Fair Value, Inputs, Level 3 [Member]
Assets:
Policy loans	147,309	106,014	43,843
Liabilities:
Policyholder deposits (Deposit-type contracts)	455,429,384	171,168,785	7,234,927
Notes payable			18,938,705
Carrying (Reported) Amount, Fair Value Disclosure [Member]
Assets:
Policy loans	147,309	106,014	43,843
Cash	136,431,785	43,716,205	2,832,567
Liabilities:
Policyholder deposits (Deposit-type contracts)	455,429,384	171,168,785	7,234,927
Notes payable			18,938,705
Estimate Of Fair Value, Fair Value Disclosure [Member]
Assets:
Policy loans	147,309	106,014	43,843
Cash	136,431,785	43,716,205	2,832,567
Liabilities:
Policyholder deposits (Deposit-type contracts)	$ 455,429,384	$ 171,168,785	7,234,927
Notes payable			$ 18,938,705